Income Taxes (Details) - 12 months ended Apr. 30, 2024 ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)
Income Taxes [Abstract]
Operating loss carryforwards	¥ 7,336,942	$ 46,572
Tax benefit percentage	50.00%